Fair Value Measurements (Details) (USD $)	Dec. 31, 2012
Liabilities:
Warrant liability	$ 4,670,667
Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	75,160,993
Warrant Liability [Member]
Liabilities:
Warrant liability	4,670,667
Fair Value, Inputs, Level 1 [Member] | Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	75,160,993
Fair Value, Inputs, Level 1 [Member] | Warrant Liability [Member]
Liabilities:
Warrant liability	0
Fair Value, Inputs, Level 2 [Member] | Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	0
Fair Value, Inputs, Level 2 [Member] | Warrant Liability [Member]
Liabilities:
Warrant liability	4,670,667
Fair Value, Inputs, Level 3 [Member] | Investments and Cash Held In Trust [Member]
Assets.
Investments and cash held in Trust Account	0
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Liabilities:
Warrant liability	$ 0